BORROWINGS (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of detailed information about borrowings [line items]
Total	$ 1,132.0	$ 1,234.7	$ 1,269.5
Borrowing costs	(15.3)	(17.0)	(16.3)
Total borrowings	1,126.0	1,226.3	1,258.0
Right-of-use lease liabilities
Disclosure of detailed information about borrowings [line items]
Right-of-use lease liabilities	9.3	8.6	4.8
Falling due within one year
Disclosure of detailed information about borrowings [line items]
Total	156.6	165.8	175.7
Falling due between one and two years
Disclosure of detailed information about borrowings [line items]
Total	148.8	164.1	153.3
Falling due between two and three years
Disclosure of detailed information about borrowings [line items]
Total	119.6	128.6	146.5
Falling due between three and four years
Disclosure of detailed information about borrowings [line items]
Total	326.6	117.9	116.2
Falling due between four and five years
Disclosure of detailed information about borrowings [line items]
Total	240.3	488.3	327.5
Falling due after five years
Disclosure of detailed information about borrowings [line items]
Total	$ 140.1	$ 170.0	$ 350.3